Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Jun. 30, 2023
Common Class A [Member]
Common stock, par value	$ 0.000004	$ 0.000004
Common stock, shares authorized	6,250,000,000	6,250,000,000
Common stock, shares issued	22,413,462	13,403,750
Common stock, shares outstanding	22,413,462	13,403,750
Common Class B [Member]
Common stock, par value	$ 0.000004	$ 0.000004
Common stock, shares authorized	6,250,000,000	6,250,000,000
Common stock, shares issued	12,078,250	12,078,250
Common stock, shares outstanding	12,078,250	12,078,250